Offerings	Mar. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share, in the form of American Depositary Shares
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of up to $200,000,000 of newly-registered securities of an indeterminate amount of ordinary shares, which may be sold in the form of American Depositary Shares (“ADSs”), and/or warrants. There is also being registered hereunder such currently indeterminate number ordinary shares as may be issued upon exercise of warrants registered hereby. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Calculation of Filing Fee Tables and Related Disclosure Item (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Including such indeterminate amount of ordinary shares as may be issued from time to time at indeterminate prices or upon exercise of warrants registered hereby. The ordinary shares registered hereby are evidenced by ADSs, each representing five hundred (500) ordinary shares, have been registered on a separate registration statement on Form F-6 filed with the Securities and Exchange Commission on September 29, 2005 (File No. 333-128681).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	The amount to be registered consists of up to $200,000,000 of newly-registered securities of an indeterminate amount of ordinary shares, which may be sold in the form of American Depositary Shares (“ADSs”), and/or warrants. There is also being registered hereunder such currently indeterminate number ordinary shares as may be issued upon exercise of warrants registered hereby. Any securities registered hereunder may be sold separately or together with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the issuance by the Registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Calculation of Filing Fee Tables and Related Disclosure Item (2)(A)(iii)(b) of Form F-3 under the Securities Act.

Warrants may be sold separately or together with any of the securities registered hereby and may be exercisable for ordinary shares registered hereby. Because the warrants will provide a right only to purchase such securities offered hereunder, no additional registration fee is required.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00